Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Details) - EBP003Member - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Net Asset Available for Benefit	$ 1,065,069	$ 989,656
EBP, Reconciliation to Form 5500, Net Asset Available for Benefit, Allocation to Withdrawing Participant, Not yet Paid	(225)	(372)
EBP, Form 5500 Caption, Net Assets	$ 1,064,844	$ 989,284